Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Federal, current	$ 138,343	$ 261,552	$ 329,076
State, current	223	20,337	1,685
Foreign, current	10,464	3,199	2,016
Total current	149,030	285,088	332,777
Federal, deferred	36,157	(23,052)	55,124
State, deferred	(39)	(10,440)	10,400
Foreign, deferred	20,446	8,218	(7,473)
Total deferred	56,564	(25,274)	58,051
Total provision for income taxes	$ 205,594	$ 259,814	$ 390,828